Aug. 06, 2015
Long Short Equity Fund
Rydex Variable Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX VARIABLE TRUST

Long Short Equity Fund

Supplement dated August 6, 2015 to the Statutory Prospectus dated May 1, 2015 (the “Prospectus”) for the Long Short Equity Fund (the “Fund”).

This supplement provides new and additional information beyond that contained in the Fund’s Prospectus and should be read in conjunction with the Fund’s Prospectus.

Effective immediately, the following changes are made to the Fund’s Prospectus. The purpose of the changes described below is to reflect a revised methodology, and other related changes, utilized by the Fund’s Advisor, Security Investors, LLC, in seeking to achieve the Fund’s investment objective.

The changes listed below will have no impact on the Fund’s investment objective and will not result in an increase in the Fund’s fees.

•	The first paragraph under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section is replaced in its entirety as set forth below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives (based on their notional value for purposes of this 80% calculation) giving exposure (i.e., economic characteristics similar to) to different industries or styles to which the Fund is seeking exposure. The Fund seeks to respond to the dynamically changing economy by moving its investments among different industries and styles (i.e., non-industry factors including, but not limited to, valuations, growth prospects and capitalization). The Advisor allocates investments to industries and styles according to several measures of momentum. Companies associated with industries and/or styles demonstrating positive momentum are favored while those experiencing negative momentum are disfavored. The Fund may hold both long and short positions. Equity positions are determined based on their associated industry and style momentum, risk characteristics, and liquidity. The Fund invests in equity securities, including small-, mid-, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts (“ADRs”), but also may invest in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different industries or styles to which the Fund is seeking exposure. The Fund may invest in derivatives to hedge or gain leveraged exposure to a particular industry, style or company depending on market conditions.

•	Under the heading “Principal Risks,” in the Fund’s “Fund Summary” section, the following has been added as a principal risk of investing in the Fund.

INVESTMENT STYLE RISK-The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular market segment may prove to be incorrect and may underperform other market segments.

•	Under the heading “More Information About the Trust and the Funds,” the ninth paragraph under the sub-heading “Principal Investment Strategies” is replaced in its entirety as set forth below.

Long Short Equity Fund. The Advisor allocates investments to industries and styles according to several measures of momentum. Industries and styles that have performed well in the recent past will generally be held long, while industries and styles that have performed poorly will generally be held short. The ability of the Fund to achieve its desired industry and style exposures is subject to constraints such as, but not limited to: portfolio turnover, equity market beta, notional exposure, and long & short individual position sizes; these constraints are imposed through an optimization process that seeks to obtain the desired industry and style exposures as efficiently as possible. The Fund will generally short-sell securities with the intention of achieving certain industry or style exposures, or for risk management purposes. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal. Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions.

•	Under the heading “More Information About the Trust and the Funds,” the following risk has been added under the sub-heading “Principal Investment Risks”:

INVESTMENT STYLE RISK-The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular market segment may prove to be incorrect and may underperform other market segments. In addition, the Fund may allocate its assets so as to underemphasize or overemphasize investments under the wrong market conditions, in which case the Fund’s values may be adversely affected.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LSE-PRO-SUP-0815x0516